INCOME TAXES (Components of Income Tax Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Current tax	$ 3,201	19,939	23,078	17,933
Deferred tax provision (benefits)	1,041	6,488	(6,034)	(4,600)
Total income tax provisions	$ 4,242	26,427	17,044	13,333